Goodwill and Other Intangibles (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-lived intangible assets:
Goodwill, impairment loss	$ 0.0	$ 0.0	$ 0.0
Impairment of intangibles		50.0
Impairment of finite-lived intangible	$ 46.9
Impairment of indefinite-lived intangibles		50.0
Remaining amortization period (in years)	10 years
Animal health products
Finite-lived intangible assets:
Impairment of intangibles	$ 68.9	135.5
Impairment of finite-lived intangible	55.9	97.5
Impairment of indefinite-lived intangibles	$ 13.0	$ 38.0
Minimum
Finite-lived intangible assets:
Finite-lived intangible asset, useful life (in years)	3 years
Maximum
Finite-lived intangible assets:
Finite-lived intangible asset, useful life (in years)	20 years